Nov. 28, 2016

BLACKROCK FUNDSSM

BlackRock Min Vol USA Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated November 28, 2016

Effective June 19, 2017, the Fund will change its name to iShares Edge MSCI Min Vol USA Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.